Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.9%)
	United States Treasury Note/Bond	2.500%	5/15/24	155,325	155,131
	United States Treasury Note/Bond	3.000%	7/15/25	10,707	10,433
[1,2]	United States Treasury Note/Bond	4.000%	2/15/26	147,400	144,659
	United States Treasury Note/Bond	0.500%	2/28/26	168,150	154,777
[1]	United States Treasury Note/Bond	3.750%	4/15/26	128,964	125,861
[1,2]	United States Treasury Note/Bond	3.625%	5/15/26	40,515	39,420
	United States Treasury Note/Bond	4.125%	6/15/26	50,000	49,102
	United States Treasury Note/Bond	4.375%	8/15/26	120,667	119,064
	United States Treasury Note/Bond	4.625%	9/15/26	4,000	3,969
	United States Treasury Note/Bond	4.625%	10/15/26	73,178	72,629
	United States Treasury Note/Bond	4.625%	11/15/26	50,000	49,625
	United States Treasury Note/Bond	4.375%	12/15/26	8,000	7,892
	United States Treasury Note/Bond	4.000%	1/15/27	75,000	73,289
	United States Treasury Note/Bond	1.875%	2/28/27	72,194	66,475
	United States Treasury Note/Bond	0.500%	5/31/27	20,000	17,525
	United States Treasury Note/Bond	2.750%	7/31/27	7,015	6,574
	United States Treasury Note/Bond	1.250%	4/30/28	22,955	20,021
[2]	United States Treasury Note/Bond	1.250%	6/30/28	48,779	42,331
	United States Treasury Note/Bond	1.125%	8/31/28	10,831	9,301
	United States Treasury Note/Bond	4.375%	8/31/28	3,670	3,614
	United States Treasury Note/Bond	4.625%	9/30/28	41,280	41,048
	United States Treasury Note/Bond	4.875%	10/31/28	18,706	18,794
	United States Treasury Note/Bond	1.750%	1/31/29	12,000	10,485
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,327
	United States Treasury Note/Bond	3.500%	4/30/30	14,812	13,879
	United States Treasury Note/Bond	3.750%	6/30/30	2,714	2,574
	United States Treasury Note/Bond	4.000%	7/31/30	5,506	5,293
	United States Treasury Note/Bond	4.125%	8/31/30	22,663	21,934
	United States Treasury Note/Bond	4.625%	9/30/30	17,163	17,080
	United States Treasury Note/Bond	3.500%	2/15/33	3,897	3,565
	United States Treasury Note/Bond	3.875%	8/15/33	5,559	5,220
	United States Treasury Note/Bond	4.500%	5/15/38	4,672	4,577
	United States Treasury Note/Bond	4.500%	8/15/39	25,671	24,933
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	817
	United States Treasury Note/Bond	3.375%	8/15/42	1,399	1,141
	United States Treasury Note/Bond	3.875%	2/15/43	1,236	1,080
	United States Treasury Note/Bond	3.875%	5/15/43	19,404	16,924
	United States Treasury Note/Bond	3.125%	5/15/48	1,711	1,281
	United States Treasury Note/Bond	3.375%	11/15/48	382	299
	United States Treasury Note/Bond	3.000%	2/15/49	641	467
Total U.S. Government and Agency Obligations (Cost $1,390,022)					1,373,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (87.9%)
Communications (14.2%)
[3]	Altice Financing SA	5.000%	1/15/28	21,475	17,092
[3]	Altice Financing SA	5.750%	8/15/29	71,806	54,370
[3,4]	Altice France SA	2.125%	2/15/25	16,315	15,518
[3]	Altice France SA	8.125%	2/1/27	225	169
[3]	Altice France SA	5.500%	1/15/28	27,905	18,821
[3]	Altice France SA	5.125%	7/15/29	88,860	58,063
[3]	Altice France SA	5.500%	10/15/29	37,535	24,577
[3]	AMC Networks Inc.	10.250%	1/15/29	4,410	4,410
[3,4]	Banijay Entertainment SASU	7.000%	5/1/29	14,790	16,528
[3]	Banijay Entertainment SASU	8.125%	5/1/29	29,875	30,578
	Belo Corp.	7.750%	6/1/27	24,745	25,234
	Belo Corp.	7.250%	9/15/27	11,942	12,060
[3]	Cable One Inc.	4.000%	11/15/30	12,171	9,308
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	47,125	46,170
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	51,977	48,745
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	8,150	7,425
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	26,345	23,189
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	36,633
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	18,567	15,441
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	89,870	73,044
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	82,265	64,577
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	46,173
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	9,175	7,205
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	117,893	90,316
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	10,620	7,987
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	27,600	20,006
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	24,085	22,339
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	44,850	46,140
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	31,445	30,794
[3]	CSC Holdings LLC	5.500%	4/15/27	19,220	15,755
[3]	CSC Holdings LLC	11.250%	5/15/28	7,475	6,614
[3]	CSC Holdings LLC	11.750%	1/31/29	31,569	28,189
[3]	CSC Holdings LLC	5.750%	1/15/30	12,155	5,319
[3]	CSC Holdings LLC	4.125%	12/1/30	74,628	47,601
[3]	CSC Holdings LLC	4.625%	12/1/30	3,348	1,450
[3]	CSC Holdings LLC	3.375%	2/15/31	51,670	31,976
[3]	CSC Holdings LLC	4.500%	11/15/31	94,190	59,787
[3]	CSC Holdings LLC	5.000%	11/15/31	26,470	11,264
[3]	Directv Financing LLC	8.875%	2/1/30	2,190	2,129
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	29,060	27,070
[3]	DISH Network Corp.	11.750%	11/15/27	37,560	37,881
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	15,587
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	131,024	120,519
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	13,467	11,864
	Frontier Communications Holdings LLC	5.875%	11/1/29	42,213	35,225
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,487
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	28,915	29,203
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	64,030
[3]	Gray Television Inc.	7.000%	5/15/27	8,879	8,087
	Iliad Holding Sas	8.500%	4/15/31	26,655	26,856
[3]	Iliad Holding SASU	6.500%	10/15/26	20,325	20,223
[3]	Iliad Holding SASU	7.000%	10/15/28	42,275	41,346
	Lamar Media Corp.	3.750%	2/15/28	30,000	27,702
	Lamar Media Corp.	4.875%	1/15/29	2,920	2,754
	Lamar Media Corp.	4.000%	2/15/30	67,275	60,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lamar Media Corp.	3.625%	1/15/31	59,108	50,523
[3]	Level 3 Financing Inc.	3.625%	1/15/29	13,652	4,670
[3]	Level 3 Financing Inc.	3.875%	11/15/29	6,815	2,505
[3]	Level 3 Financing Inc.	10.500%	5/15/30	13,960	13,948
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	58,141
[3]	Match Group Holdings II LLC	4.625%	6/1/28	11,545	10,684
[3]	Match Group Holdings II LLC	5.625%	2/15/29	2,985	2,849
[3]	Match Group Holdings II LLC	4.125%	8/1/30	14,596	12,639
[3]	Match Group Holdings II LLC	3.625%	10/1/31	2,800	2,312
[3]	News Corp.	3.875%	5/15/29	33,192	29,810
[3]	Nexstar Media Inc.	5.625%	7/15/27	2,460	2,313
[3]	Nexstar Media Inc.	4.750%	11/1/28	12,325	10,946
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	20,295
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	10,100	8,990
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	77,418	68,394
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	28,800	29,562
	Paramount Global	4.200%	5/19/32	5,600	4,578
	Paramount Global	6.875%	4/30/36	9,925	9,249
	Paramount Global	4.850%	7/1/42	9,895	7,075
	Paramount Global	4.375%	3/15/43	11,105	7,352
	Paramount Global	6.250%	2/28/57	31,776	27,850
	Paramount Global	6.375%	3/30/62	33,700	31,173
[3]	ROBLOX Corp.	3.875%	5/1/30	92,140	79,646
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	44,585	32,945
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	5,590	3,299
[3]	Scripps Escrow Inc.	5.875%	7/15/27	35,600	28,108
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	12,245	11,421
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	26,945	24,005
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	32,750	27,837
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	17,305	13,911
	Sprint LLC	7.125%	6/15/24	35,947	35,987
[3]	Sunrise FinCo I BV	4.875%	7/15/31	66,804	58,424
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	79,092	74,673
	TEGNA Inc.	4.625%	3/15/28	14,555	13,186
	TEGNA Inc.	5.000%	9/15/29	48,200	42,497
	Telecom Italia Capital SA	6.375%	11/15/33	8,235	7,263
	Telecom Italia Capital SA	6.000%	9/30/34	22,450	18,913
	Telecom Italia Capital SA	7.200%	7/18/36	26,456	24,149
	Telecom Italia Capital SA	7.721%	6/4/38	22,295	20,770
[3]	Telecom Italia SpA	5.303%	5/30/24	22,518	22,464
[3,4]	TMNL Holding BV	3.750%	1/15/29	33,365	33,265
[3]	Uber Technologies Inc.	8.000%	11/1/26	14,270	14,413
[3]	Uber Technologies Inc.	7.500%	9/15/27	12,020	12,238
[3]	Uber Technologies Inc.	6.250%	1/15/28	10,000	9,982
[3]	Uber Technologies Inc.	4.500%	8/15/29	48,425	45,251
[3]	Univision Communications Inc.	8.000%	8/15/28	39,125	39,153
[3]	Univision Communications Inc.	4.500%	5/1/29	1,810	1,571
[3]	Univision Communications Inc.	7.375%	6/30/30	6,985	6,695
[3]	Videotron Ltd.	5.375%	6/15/24	7,848	7,833
[5]	Videotron Ltd.	5.625%	6/15/25	9,725	7,053
[3]	Videotron Ltd.	5.125%	4/15/27	20,535	19,888
[3,5]	Videotron Ltd.	3.625%	6/15/28	97,435	65,675
[3]	Videotron Ltd.	3.625%	6/15/29	77,456	68,856
[3]	Virgin Media Finance plc	5.000%	7/15/30	1,470	1,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	39,375
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	35,996
[3,6]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	37,010	41,249
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	30,550	27,224
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	90,195	73,943
[3]	VZ Secured Financing BV	5.000%	1/15/32	58,570	49,431
[3,4]	WMG Acquisition Corp.	2.750%	7/15/28	18,490	18,420
[3]	WMG Acquisition Corp.	3.875%	7/15/30	73,925	64,428
[3]	WMG Acquisition Corp.	3.000%	2/15/31	38,420	31,916
[3]	Ziggo BV	4.875%	1/15/30	58,095	50,905
					3,334,162
Consumer Discretionary (15.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	62,097	57,327
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	8,000	7,454
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	19,890	17,769
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	115,131
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	13,957
[3]	Amer Sports Co.	6.750%	2/16/31	30,860	30,335
	American Axle & Manufacturing Inc.	5.000%	10/1/29	26,947	24,272
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	36,526	33,622
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	47,417	41,562
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	21,466
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	17,900	16,217
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,377
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	23,878
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,327
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	5,049
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	30,791
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,610
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,491
[3]	Bath & Body Works Inc.	6.625%	10/1/30	34,950	34,942
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,527
	Bath & Body Works Inc.	6.750%	7/1/36	700	683
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	17,978	16,071
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	14,745	14,722
	Boyd Gaming Corp.	4.750%	12/1/27	121,735	115,507
[3]	Boyd Gaming Corp.	4.750%	6/15/31	6,005	5,325
[3]	Boyne USA Inc.	4.750%	5/15/29	5,755	5,239
[3]	Builders FirstSource Inc.	5.000%	3/1/30	5,000	4,674
[3]	Builders FirstSource Inc.	4.250%	2/1/32	28,500	24,836
[3]	Builders FirstSource Inc.	6.375%	3/1/34	27,075	26,571
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	74,280	75,366
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	41,390	36,903
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	102,010	102,743
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	22,105	21,775
[3]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	8,770	8,632
[3]	Carnival Corp.	7.625%	3/1/26	14,950	15,041
[3]	Carnival Corp.	5.750%	3/1/27	22,955	22,381
[3]	Carnival Corp.	4.000%	8/1/28	105,830	96,598
[3]	Carnival Corp.	6.000%	5/1/29	32,927	31,890
[3]	Carnival Corp.	7.000%	8/15/29	10,405	10,677
[3]	Carnival Corp.	10.500%	6/1/30	41,275	44,858
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	27,818	30,158
	Cedar Fair LP	5.250%	7/15/29	42,611	39,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	10,480	10,480
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	19,805	19,247
	Century Communities Inc.	6.750%	6/1/27	9,993	10,015
[3]	Century Communities Inc.	3.875%	8/15/29	34,362	30,077
[3]	Churchill Downs Inc.	5.500%	4/1/27	2,527	2,459
[3]	Churchill Downs Inc.	4.750%	1/15/28	11,690	11,039
[3]	Churchill Downs Inc.	5.750%	4/1/30	34,716	33,107
[3]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,824
[3]	Cinemark USA Inc.	8.750%	5/1/25	2,082	2,082
[3]	Cinemark USA Inc.	5.875%	3/15/26	7,325	7,221
[3]	Cinemark USA Inc.	5.250%	7/15/28	39,770	36,956
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	30,692
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	33,237	33,279
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	28,505	28,607
	Dana Inc.	5.625%	6/15/28	3,718	3,585
	Dana Inc.	4.250%	9/1/30	2,220	1,924
	Dana Inc.	4.500%	2/15/32	995	843
[3]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	13,540	13,593
	Ford Motor Co.	4.346%	12/8/26	2,205	2,128
	Ford Motor Co.	9.625%	4/22/30	2,271	2,606
	Ford Motor Co.	3.250%	2/12/32	25,440	20,505
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,450	9,219
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,945	9,550
	Ford Motor Credit Co. LLC	4.389%	1/8/26	2,975	2,892
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,205
	Ford Motor Credit Co. LLC	2.700%	8/10/26	31,075	28,847
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,880	2,562
	Ford Motor Credit Co. LLC	6.800%	5/12/28	9,377	9,568
[3]	Gap Inc.	3.625%	10/1/29	21,580	18,278
[3]	Gap Inc.	3.875%	10/1/31	19,660	16,057
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	15,395	15,457
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	2,460	2,361
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	49,278	44,820
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	8,550	7,675
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	16,635	14,714
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	30,287	26,600
	Griffon Corp.	5.750%	3/1/28	11,490	11,064
[3]	Hanesbrands Inc.	4.875%	5/15/26	93,794	90,716
[3]	Hanesbrands Inc.	9.000%	2/15/31	31,318	31,152
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,627
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	3,156	3,116
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	12,050
	KB Home	4.800%	11/15/29	15,825	14,658
	KB Home	7.250%	7/15/30	5,000	5,123
	KB Home	4.000%	6/15/31	38,745	33,551
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	24,360	23,538
[3]	LCM Investments Holdings II LLC	8.250%	8/1/31	36,100	37,536
[3]	Light & Wonder International Inc.	7.000%	5/15/28	20,020	20,098
[3]	Lithia Motors Inc.	4.625%	12/15/27	66,275	62,518
[3]	Lithia Motors Inc.	3.875%	6/1/29	7,615	6,744
[3]	Lithia Motors Inc.	4.375%	1/15/31	22,880	20,020
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	14,775	14,669
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	8,085	7,358
[3]	Masonite International Corp.	5.375%	2/1/28	8,715	8,722
[3]	Masonite International Corp.	3.500%	2/15/30	1,050	920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	16,137
[3]	Melco Resorts Finance Ltd.	7.625%	4/17/32	7,365	7,229
[3]	Merlin Entertainments Group US Holdings Inc.	7.375%	2/15/31	27,105	27,224
	MGM Resorts International	6.750%	5/1/25	10,080	10,080
	MGM Resorts International	5.750%	6/15/25	55,431	55,146
	MGM Resorts International	6.500%	4/15/32	13,395	12,993
[3]	Michaels Cos. Inc.	5.250%	5/1/28	45,900	38,865
[3]	Michaels Cos. Inc.	7.875%	5/1/29	29,995	21,924
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	9,025	8,960
[3,4]	Motion Finco Sarl	7.375%	6/15/30	6,700	7,416
[3]	NCL Corp. Ltd.	8.375%	2/1/28	41,980	43,783
[3]	NCL Corp. Ltd.	8.125%	1/15/29	21,835	22,747
[3]	NCL Corp. Ltd.	7.750%	2/15/29	15,895	16,257
[3]	NCL Finance Ltd.	6.125%	3/15/28	1,880	1,833
	Newell Brands Inc.	6.375%	9/15/27	42,972	42,166
	Newell Brands Inc.	6.625%	9/15/29	15,872	15,362
[3]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	8,960	9,137
[3]	OPENLANE Inc.	5.125%	6/1/25	10,007	9,858
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	43,611	40,252
[3]	Phinia Inc.	6.750%	4/15/29	3,763	3,777
[3]	Rakuten Group Inc.	9.750%	4/15/29	3,610	3,576
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	10,917
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	94,275
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	18,556
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	24,065	23,436
[3]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	66,645	70,198
[3]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5,030	5,375
[3]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	5,210	5,365
[3]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	18,155	17,887
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	2,705	2,613
	Sands China Ltd.	5.125%	8/8/25	25,700	25,387
	Sands China Ltd.	5.400%	8/8/28	11,350	11,005
	Service Corp. International	4.625%	12/15/27	20,770	19,730
	Service Corp. International	5.125%	6/1/29	44,190	42,337
	Service Corp. International	3.375%	8/15/30	28,585	24,267
	Service Corp. International	4.000%	5/15/31	67,405	58,243
[3,7]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	48,110	47,915
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	38,311	36,117
[3]	Station Casinos LLC	6.625%	3/15/32	9,076	8,923
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	5,881
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	22,140
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	19,802	16,368
	Under Armour Inc.	3.250%	6/15/26	42,005	39,561
[3,7]	Vail Resorts Inc.	6.500%	5/15/32	22,950	22,986
[3]	Viking Cruises Ltd.	9.125%	7/15/31	31,220	33,470
[3]	Wand NewCo 3 Inc.	7.625%	1/30/32	31,045	31,627
[3]	William Carter Co.	5.625%	3/15/27	8,018	7,795
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	30,990	30,058
[3]	Wynn Macau Ltd.	5.500%	1/15/26	15,750	15,290
[3]	Wynn Macau Ltd.	5.500%	10/1/27	12,800	12,058
[3]	Wynn Macau Ltd.	5.125%	12/15/29	57,836	51,159
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	1,772	1,645
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	50,860	51,607
[3]	Yum! Brands Inc.	4.750%	1/15/30	39,610	37,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yum! Brands Inc.	3.625%	3/15/31	55,732	48,124
	Yum! Brands Inc.	4.625%	1/31/32	18,090	16,297
					3,585,223
Consumer Staples (3.2%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,287
	B&G Foods Inc.	5.250%	4/1/25	13,103	12,945
	B&G Foods Inc.	5.250%	9/15/27	36,025	33,273
[3]	B&G Foods Inc.	8.000%	9/15/28	28,345	29,352
[3]	Coty Inc.	5.000%	4/15/26	1,293	1,268
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	4.750%	1/15/29	4,755	4,435
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	25,020	25,051
[3,4]	Darling Global Finance BV	3.625%	5/15/26	12,945	13,634
[3]	Darling Ingredients Inc.	5.250%	4/15/27	8,820	8,551
[3]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,063
[3]	Energizer Holdings Inc.	4.750%	6/15/28	58,571	53,372
[3]	Energizer Holdings Inc.	4.375%	3/31/29	76,351	67,417
[3]	Fiesta Purchaser Inc.	7.875%	3/1/31	1,545	1,576
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	15,328	15,496
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	5,974	5,705
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	29,753	26,517
[3]	Performance Food Group Inc.	6.875%	5/1/25	10,425	10,425
[3]	Performance Food Group Inc.	5.500%	10/15/27	90,660	87,775
[3]	Performance Food Group Inc.	4.250%	8/1/29	46,604	41,767
[3]	Post Holdings Inc.	5.625%	1/15/28	86,750	84,197
[3]	Post Holdings Inc.	5.500%	12/15/29	36,810	34,901
[3]	Post Holdings Inc.	4.625%	4/15/30	37,059	33,447
[3]	Post Holdings Inc.	4.500%	9/15/31	39,590	34,870
[3]	Post Holdings Inc.	6.250%	2/15/32	30,555	30,180
[3]	United Natural Foods Inc.	6.750%	10/15/28	21,527	16,526
[3]	US Foods Inc.	6.875%	9/15/28	2,254	2,277
[3]	US Foods Inc.	4.750%	2/15/29	18,593	17,355
[3]	US Foods Inc.	4.625%	6/1/30	23,863	21,729
[3]	US Foods Inc.	7.250%	1/15/32	14,670	15,009
					754,400
Energy (11.0%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	5,552	5,455
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	7,782	7,621
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	5,875	5,608
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	45,435	45,252
	Apache Corp.	4.875%	11/15/27	33,110	31,739
	Apache Corp.	4.375%	10/15/28	2,625	2,452
	Apache Corp.	4.250%	1/15/30	8,425	7,740
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	9,330	9,370
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,929
	Buckeye Partners LP	4.350%	10/15/24	4,850	4,787
[3]	Buckeye Partners LP	4.125%	3/1/25	50,184	49,234
	Buckeye Partners LP	3.950%	12/1/26	21,628	20,362
	Buckeye Partners LP	4.125%	12/1/27	23,220	21,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Buckeye Partners LP	4.500%	3/1/28	88,628	82,683
	Buckeye Partners LP	5.850%	11/15/43	16,000	13,364
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	17,045	16,716
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	21,240	21,230
[3]	Civitas Resources Inc.	8.375%	7/1/28	18,528	19,333
[3]	Civitas Resources Inc.	8.625%	11/1/30	8,197	8,747
[3]	Civitas Resources Inc.	8.750%	7/1/31	12,540	13,324
[3]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,627
[3]	CNX Resources Corp.	7.375%	1/15/31	16,440	16,659
[3]	CNX Resources Corp.	7.250%	3/1/32	9,010	9,045
	Continental Resources Inc.	4.375%	1/15/28	21,625	20,611
[3]	Continental Resources Inc.	5.750%	1/15/31	1,730	1,692
	Continental Resources Inc.	4.900%	6/1/44	17,480	14,078
[3]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	14,908	14,821
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	23,435	24,468
[3]	DT Midstream Inc.	4.125%	6/15/29	95,524	86,533
[3]	DT Midstream Inc.	4.375%	6/15/31	110,710	98,420
[3]	Enerflex Ltd.	9.000%	10/15/27	43,835	44,895
[3]	EnLink Midstream LLC	5.625%	1/15/28	17,250	16,933
	EnLink Midstream LLC	5.375%	6/1/29	9,575	9,238
[3]	EnLink Midstream LLC	6.500%	9/1/30	17,810	18,029
	EnLink Midstream Partners LP	4.150%	6/1/25	23,340	22,778
	EnLink Midstream Partners LP	4.850%	7/15/26	18,069	17,599
	EQM Midstream Partners LP	4.000%	8/1/24	8,934	8,869
[3]	EQM Midstream Partners LP	6.000%	7/1/25	51,523	51,462
	EQM Midstream Partners LP	4.125%	12/1/26	11,328	10,839
[3]	EQM Midstream Partners LP	7.500%	6/1/27	6,490	6,608
[3]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	61,256
	EQM Midstream Partners LP	5.500%	7/15/28	27,997	27,273
[3]	EQM Midstream Partners LP	4.500%	1/15/29	34,140	31,583
[3]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	4,048
[3]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	82,899
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	23,490	23,900
	Genesis Energy LP/ Genesis Energy Finance Corp.	7.750%	2/1/28	5,825	5,823
[3]	Kinetik Holdings LP	6.625%	12/15/28	18,100	18,208
[3]	Kinetik Holdings LP	5.875%	6/15/30	2,910	2,815
[3]	Matador Resources Co.	6.875%	4/15/28	37,900	38,202
[3]	Matador Resources Co.	6.500%	4/15/32	23,887	23,674
[3]	Nabors Industries Inc.	9.125%	1/31/30	16,595	17,167
[3]	Noble Finance II LLC	8.000%	4/15/30	61,580	63,557
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,925
	Ovintiv Inc.	7.375%	11/1/31	26,708	28,556
	Ovintiv Inc.	6.500%	8/15/34	10,685	10,971
[3]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,618
[3]	Permian Resources Operating LLC	7.750%	2/15/26	2,540	2,563
[3]	Permian Resources Operating LLC	8.000%	4/15/27	30,495	31,339
[3]	Permian Resources Operating LLC	5.875%	7/1/29	64,319	62,639
[3]	Permian Resources Operating LLC	9.875%	7/15/31	17,980	19,882
[3]	Permian Resources Operating LLC	7.000%	1/15/32	43,220	44,118
	Range Resources Corp.	8.250%	1/15/29	31,447	32,806
[3]	Range Resources Corp.	4.750%	2/15/30	56,221	51,826
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,719
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	2,936
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	4,200
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	4,810	5,010
	SM Energy Co.	6.750%	9/15/26	23,350	23,288
	SM Energy Co.	6.625%	1/15/27	1,295	1,293
	SM Energy Co.	6.500%	7/15/28	14,800	14,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Energy Co.	5.375%	2/1/29	25,600	24,559
	Southwestern Energy Co.	5.375%	3/15/30	55,763	52,942
	Southwestern Energy Co.	4.750%	2/1/32	20,532	18,489
[3]	Sunoco LP	7.000%	5/1/29	15,350	15,587
[3]	Sunoco LP	7.250%	5/1/32	14,320	14,544
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	60,590	59,921
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,130
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	9,705	9,825
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	30,071
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	51,930	46,792
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	35,214	35,287
[3]	Transocean Inc.	8.250%	5/15/29	5,985	5,948
[3]	Transocean Inc.	8.750%	2/15/30	81,270	84,777
[3]	Transocean Inc.	8.500%	5/15/31	8,995	8,947
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	12,422	12,752
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	42,660	42,360
[3]	Valaris Ltd.	8.375%	4/30/30	40,527	41,641
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	62,200	54,923
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	23,546
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	49,305	43,168
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	30,940	25,369
[3]	Venture Global LNG Inc.	8.125%	6/1/28	5,585	5,713
[3]	Venture Global LNG Inc.	9.500%	2/1/29	46,548	50,047
[3]	Venture Global LNG Inc.	8.375%	6/1/31	20,995	21,553
[3]	Venture Global LNG Inc.	9.875%	2/1/32	25,225	26,904
[3]	Viper Energy Inc.	7.375%	11/1/31	11,625	11,982
[3]	Vital Energy Inc.	7.750%	7/31/29	28,813	28,991
[3]	Vital Energy Inc.	7.875%	4/15/32	50,607	51,370
[3]	Weatherford International Ltd.	8.625%	4/30/30	55,350	57,445
	Western Midstream Operating LP	4.650%	7/1/26	13,231	12,925
	Western Midstream Operating LP	4.750%	8/15/28	4,715	4,547
	Western Midstream Operating LP	4.050%	2/1/30	2,205	2,027
	Western Midstream Operating LP	5.450%	4/1/44	13,155	11,511
					2,592,138
Financials (7.8%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	44,800	44,486
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	85,650	76,835
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	17,115	15,513
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	125,005	124,219
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	38,525	38,497
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	13,825	13,876
[3]	AmWINS Group Inc.	6.375%	2/15/29	13,885	13,730
[3]	AmWINS Group Inc.	4.875%	6/30/29	8,774	7,975
[3]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	13,305	12,436
[3]	Credit Acceptance Corp.	9.250%	12/15/28	32,285	34,226
[3]	Enact Holdings Inc.	6.500%	8/15/25	45,900	45,869
[3]	FirstCash Inc.	4.625%	9/1/28	18,915	17,479
[3]	FirstCash Inc.	5.625%	1/1/30	14,515	13,704
[3]	FirstCash Inc.	6.875%	3/1/32	13,625	13,472
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	12,095	12,045
[3]	Freedom Mortgage Corp.	6.625%	1/15/27	22,110	21,279
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	30,500	32,732
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	30,500	33,108
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	13,765	13,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GGAM Finance Ltd.	7.750%	5/15/26	14,975	15,235
[3]	GGAM Finance Ltd.	8.000%	2/15/27	25,708	26,401
[3]	GGAM Finance Ltd.	8.000%	6/15/28	31,768	32,715
[3]	GGAM Finance Ltd.	6.875%	4/15/29	19,110	19,126
[3]	goeasy Ltd.	4.375%	5/1/26	29,748	28,577
[3]	goeasy Ltd.	9.250%	12/1/28	20,735	21,927
[3]	goeasy Ltd.	7.625%	7/1/29	23,230	23,247
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	40,105	39,561
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	16,563	16,335
[3]	HUB International Ltd.	5.625%	12/1/29	19,965	18,384
[3]	HUB International Ltd.	7.250%	6/15/30	67,225	68,287
[3]	HUB International Ltd.	7.375%	1/31/32	24,290	24,147
[3]	Intesa Sanpaolo SpA	5.017%	6/26/24	27,090	27,021
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	52,341
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	1,953	1,919
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	13,625
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	30,140	26,872
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	21,293	21,247
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	17,035	17,843
[3]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	4,225	4,230
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	4,700	4,607
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	28,330	26,645
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	83,997	75,407
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	36,298	33,066
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	27,852	27,459
	Navient Corp.	5.875%	10/25/24	3,725	3,712
	Navient Corp.	6.750%	6/15/26	910	908
	Navient Corp.	4.875%	3/15/28	11,040	9,985
	Navient Corp.	5.500%	3/15/29	48,340	43,325
	Navient Corp.	9.375%	7/25/30	7,152	7,368
	Navient Corp.	5.625%	8/1/33	6,576	5,229
	OneMain Finance Corp.	7.125%	3/15/26	99,246	100,167
	OneMain Finance Corp.	3.500%	1/15/27	20,735	19,100
	OneMain Finance Corp.	3.875%	9/15/28	47,215	41,575
	OneMain Finance Corp.	9.000%	1/15/29	36,479	38,325
	OneMain Finance Corp.	7.875%	3/15/30	3,778	3,856
	OneMain Finance Corp.	4.000%	9/15/30	18,225	15,342
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	69,955	70,319
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	38,443
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	26,770
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	10,660	10,881
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,529
	Radian Group Inc.	4.500%	10/1/24	45,300	44,924
	Radian Group Inc.	4.875%	3/15/27	22,275	21,435
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,787
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	20,840	18,369
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	3,968	3,917
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	19,920	19,615
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	24,350	23,384
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	4,720	4,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	USI Inc.	7.500%	1/15/32	9,620	9,568
					1,837,782
Health Care (7.9%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	26,060	25,104
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	21,772
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	69,885	72,641
[3]	Avantor Funding Inc.	4.625%	7/15/28	50,815	47,222
[3]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,742
[3]	Bausch & Lomb Corp.	8.375%	10/1/28	62,982	65,006
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	12,370	11,555
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	24,770	24,240
[3,4]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	46,163
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	19,369	18,501
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	48,678	46,328
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	16,625	15,503
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	18,975	17,079
[3]	CHS/Community Health Systems Inc.	8.000%	3/15/26	22,142	22,044
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	85,570	78,381
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	19,614	17,124
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	22,465	18,400
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	27,345	21,370
[3]	CHS/Community Health Systems Inc.	10.875%	1/15/32	30,175	30,929
[3]	DaVita Inc.	3.750%	2/15/31	34,490	28,401
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	41,796	42,445
[3,4]	Grifols SA	3.200%	5/1/25	14,110	14,962
[3,4]	Grifols SA	2.250%	11/15/27	42,955	40,124
[3,4]	Grifols SA	3.875%	10/15/28	10,550	8,875
[3]	Grifols SA	4.750%	10/15/28	31,545	25,364
	HCA Inc.	5.875%	2/15/26	2,245	2,246
	HCA Inc.	5.875%	2/1/29	16,720	16,812
	HCA Inc.	3.500%	9/1/30	15,355	13,536
[3]	Hologic Inc.	3.250%	2/15/29	45,365	39,946
[3]	IQVIA Inc.	5.000%	10/15/26	44,808	43,833
[3]	IQVIA Inc.	5.000%	5/15/27	86,257	83,271
[3,4]	IQVIA Inc.	2.250%	1/15/28	36,995	36,583
[3,4]	IQVIA Inc.	2.875%	6/15/28	51,395	51,642
	IQVIA Inc.	6.250%	2/1/29	15,544	15,798
[3]	Jazz Securities DAC	4.375%	1/15/29	22,850	20,908
[3]	LifePoint Health Inc.	11.000%	10/15/30	17,536	18,681
[3]	Medline Borrower LP	3.875%	4/1/29	125,097	111,993
[3]	Medline Borrower LP	5.250%	10/1/29	77,159	71,848
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	6,295	6,254
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	66,499	60,587
[3]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	34,770	30,073
[3]	Owens & Minor Inc.	4.500%	3/31/29	16,645	14,902
[3]	Owens & Minor Inc.	6.625%	4/1/30	35,950	34,912
[3]	Prestige Brands Inc.	5.125%	1/15/28	18,350	17,622
[3]	Prestige Brands Inc.	3.750%	4/1/31	5,398	4,593
[3]	Star Parent Inc.	9.000%	10/1/30	16,872	17,671
[3]	Surgery Center Holdings Inc.	7.250%	4/15/32	17,910	17,884
[3]	Teleflex Inc.	4.250%	6/1/28	34,312	31,764
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,390
	Tenet Healthcare Corp.	4.625%	6/15/28	14,205	13,374
	Tenet Healthcare Corp.	6.125%	10/1/28	27,563	27,243
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,528
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	25,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	6.125%	6/15/30	56,250	55,417
[3]	Tenet Healthcare Corp.	6.750%	5/15/31	58,115	58,288
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	45,030	41,693
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,459
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	35,135	35,667
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15,195	14,400
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	13,128	13,805
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	22,096	23,833
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	6,145	4,095
					1,866,246
Industrials (9.2%)
[3]	Air Canada	3.875%	8/15/26	45,780	43,448
[3]	Allison Transmission Inc.	4.750%	10/1/27	1,940	1,856
[3]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,287
[3]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,249
[3]	American Airlines Inc.	7.250%	2/15/28	10,312	10,354
[3]	American Airlines Inc.	8.500%	5/15/29	11,148	11,611
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	19,813	19,592
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	38,982	37,648
[3]	Aramark Services Inc.	5.000%	4/1/25	65,662	65,013
[3]	Aramark Services Inc.	5.000%	2/1/28	44,167	41,979
[3]	Boeing Co.	6.259%	5/1/27	5,625	5,641
[3]	Boeing Co.	6.298%	5/1/29	8,440	8,473
[3]	Boeing Co.	6.528%	5/1/34	32,880	33,123
[3]	Boeing Co.	6.858%	5/1/54	11,470	11,511
[3]	Bombardier Inc.	8.750%	11/15/30	11,350	12,072
[3]	Bombardier Inc.	7.250%	7/1/31	11,740	11,773
[3]	BWX Technologies Inc.	4.125%	6/30/28	29,906	27,316
[3]	BWX Technologies Inc.	4.125%	4/15/29	48,969	44,599
[3]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,437
[3]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,334
[3]	Clean Harbors Inc.	4.875%	7/15/27	48,605	46,830
[3]	Clean Harbors Inc.	5.125%	7/15/29	25,851	24,670
[3]	Clean Harbors Inc.	6.375%	2/1/31	20,716	20,518
[3]	Covanta Holding Corp.	4.875%	12/1/29	46,025	40,342
	Delta Air Lines Inc.	3.750%	10/28/29	5,335	4,807
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	129,702	128,786
[3]	Esab Corp.	6.250%	4/15/29	2,390	2,382
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	83,972	73,774
[3]	Garda World Security Corp.	4.625%	2/15/27	2,211	2,104
[3]	Garda World Security Corp.	7.750%	2/15/28	8,230	8,321
[3]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	23,814	23,819
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	17,975	17,861
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	78,010	73,262
[3]	Herc Holdings Inc.	5.500%	7/15/27	148,472	144,213
[4]	Loxam SAS	2.875%	4/15/26	19,380	20,117
[4]	Loxam SAS	3.750%	7/15/26	14,790	15,554
[3]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,613	6,626
[3]	Mueller Water Products Inc.	4.000%	6/15/29	2,375	2,149
[3,4]	Q-Park Holding I BV	1.500%	3/1/25	21,530	22,498
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	26,765	26,269
[3,4]	Q-Park Holding I BV	5.125%	3/1/29	19,705	21,086
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	9,610	8,693
[3]	Rolls-Royce plc	3.625%	10/14/25	24,995	24,082
[3]	Rolls-Royce plc	5.750%	10/15/27	39,450	39,006
[3]	Sensata Technologies BV	5.000%	10/1/25	45,100	44,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sensata Technologies Inc.	4.375%	2/15/30	4,875	4,366
[3]	Sensata Technologies Inc.	3.750%	2/15/31	23,500	19,880
	Spirit AeroSystems Inc.	3.850%	6/15/26	1,960	1,873
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	54,451	58,946
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	47,980	53,084
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	20,249	20,647
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	33,792
[3]	TopBuild Corp.	3.625%	3/15/29	1,940	1,742
[3]	TopBuild Corp.	4.125%	2/15/32	9,025	7,804
	TransDigm Inc.	5.500%	11/15/27	14,745	14,324
[3]	TransDigm Inc.	6.750%	8/15/28	98,530	98,938
	TransDigm Inc.	4.625%	1/15/29	55,926	51,242
[3]	TransDigm Inc.	6.375%	3/1/29	68,218	67,789
	TransDigm Inc.	4.875%	5/1/29	10,013	9,222
[3]	TransDigm Inc.	6.875%	12/15/30	41,280	41,554
[3]	TransDigm Inc.	7.125%	12/1/31	37,160	37,898
[3]	TransDigm Inc.	6.625%	3/1/32	26,181	26,161
[3]	Triumph Group Inc.	9.000%	3/15/28	18,313	18,960
[8]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	15,934	15,890
[3]	United Airlines Inc.	4.375%	4/15/26	15,951	15,351
[3]	United Airlines Inc.	4.625%	4/15/29	46,353	42,746
	United Rentals North America Inc.	5.500%	5/15/27	27,616	27,233
	United Rentals North America Inc.	4.875%	1/15/28	58,416	55,987
	United Rentals North America Inc.	5.250%	1/15/30	5,110	4,903
	United Rentals North America Inc.	4.000%	7/15/30	35,560	31,646
	United Rentals North America Inc.	3.875%	2/15/31	37,979	33,308
	United Rentals North America Inc.	3.750%	1/15/32	39,400	33,659
[3]	WESCO Distribution Inc.	7.125%	6/15/25	9,630	9,639
[3]	WESCO Distribution Inc.	6.375%	3/15/29	22,560	22,432
[3]	WESCO Distribution Inc.	6.625%	3/15/32	18,045	17,956
[3]	Williams Scotsman Inc.	4.625%	8/15/28	12,035	11,119
[3]	Williams Scotsman Inc.	7.375%	10/1/31	20,315	20,749
					2,158,449
Materials (8.8%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,359
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	18,248
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	22,855
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	47,902	39,523
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	6,300	6,241
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	41,525	34,639
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	17,208	8,777
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	48,672	24,814
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	28,940	30,191
[3]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	3,330	2,113
	ATI Inc.	7.250%	8/15/30	30,100	30,828
[3]	Avient Corp.	7.125%	8/1/30	47,805	48,416
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25,430	26,039
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	47,568
[4]	Ball Corp.	1.500%	3/15/27	60,555	60,682
	Ball Corp.	6.875%	3/15/28	24,045	24,441
	Ball Corp.	6.000%	6/15/29	26,845	26,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	2.875%	8/15/30	13,655	11,410
	Ball Corp.	3.125%	9/15/31	975	809
[3]	Berry Global Inc.	4.500%	2/15/26	52,709	51,333
[3]	Berry Global Inc.	4.875%	7/15/26	22,330	21,848
[3]	Berry Global Inc.	5.625%	7/15/27	6,575	6,416
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	8,021
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	12,200	10,701
	Celanese US Holdings LLC	6.350%	11/15/28	14,950	15,191
	Celanese US Holdings LLC	6.550%	11/15/30	15,025	15,393
	Celanese US Holdings LLC	6.700%	11/15/33	15,100	15,594
	Chemours Co.	5.375%	5/15/27	23,240	21,979
[3]	Chemours Co.	5.750%	11/15/28	25,435	23,360
[3]	Chemours Co.	4.625%	11/15/29	38,721	33,198
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	2,910	2,840
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	31,728	30,984
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	24,725	24,663
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	11,210	10,834
	Commercial Metals Co.	4.125%	1/15/30	8,740	7,828
	Commercial Metals Co.	3.875%	2/15/31	2,885	2,507
	Commercial Metals Co.	4.375%	3/15/32	19,045	16,729
[3]	Constellium SE	5.875%	2/15/26	10,026	9,943
[3]	Constellium SE	5.625%	6/15/28	15,529	14,987
[3]	Constellium SE	3.750%	4/15/29	36,000	31,943
	Crown Americas LLC	5.250%	4/1/30	25,415	24,230
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,762
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,200
[3,4]	Crown European Holdings SA	2.875%	2/1/26	31,200	32,617
[3]	Element Solutions Inc.	3.875%	9/1/28	42,212	38,038
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	4,780	4,938
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	20,540
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	33,653	29,615
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	20,555
	Graphic Packaging International LLC	4.125%	8/15/24	18,940	18,821
[3]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,542
[3]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	64,872
[3]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,469
[3]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	13,771
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	29,577
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	14,770	13,763
[3]	Kaiser Aluminum Corp.	4.500%	6/1/31	4,290	3,758
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	29,979	28,274
[3]	NOVA Chemicals Corp.	8.500%	11/15/28	15,590	16,373
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	13,065	11,009
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	42,914	44,201
[3]	Novelis Corp.	3.250%	11/15/26	30,210	28,245
[3]	Novelis Corp.	4.750%	1/30/30	51,671	47,079
[3]	Novelis Corp.	3.875%	8/15/31	59,657	50,539
[3]	OCI NV	4.625%	10/15/25	13,939	13,600
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	22,793	20,536
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	41,620	44,201
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	4,382
[3]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	42,190
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	26,440	26,419
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	14,265	14,289
[3]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	14,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	4,765	4,393
[3]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,572
[3]	Sealed Air Corp.	5.000%	4/15/29	13,129	12,347
[3]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,771
[3]	Sealed Air Corp./Sealed Air Corp. US	6.125%	2/1/28	9,285	9,175
[3]	Sealed Air Corp./Sealed Air Corp. US	7.250%	2/15/31	9,415	9,576
	Silgan Holdings Inc.	4.125%	2/1/28	8,800	8,197
[4]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	42,134
[3]	SNF Group SACA	3.125%	3/15/27	16,730	15,405
[3]	Standard Industries Inc.	5.000%	2/15/27	37,285	35,896
[3]	Standard Industries Inc.	4.750%	1/15/28	34,689	32,669
[3]	Standard Industries Inc.	4.375%	7/15/30	47,096	41,729
[3]	Standard Industries Inc.	3.375%	1/15/31	58,075	47,819
[3]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	5,515	5,665
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	16,727
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	62,555	61,447
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	9,078	8,993
[3]	Tronox Inc.	4.625%	3/15/29	44,100	39,387
[3]	Windsor Holdings III LLC	8.500%	6/15/30	29,775	31,074
[3]	WR Grace Holdings LLC	5.625%	8/15/29	18,763	16,826
[3]	WR Grace Holdings LLC	7.375%	3/1/31	13,718	13,908
					2,065,444
Real Estate (1.3%)
	Brandywine Operating Partnership LP	8.875%	4/12/29	2,703	2,767
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	22,130	22,998
[3]	Greystar Real Estate Partners LLC	7.750%	9/1/30	5,775	5,973
[3]	Iron Mountain Inc.	4.875%	9/15/27	36,420	34,744
[3]	Iron Mountain Inc.	5.250%	3/15/28	910	871
[3]	Iron Mountain Inc.	7.000%	2/15/29	37,900	38,106
[3]	Iron Mountain Inc.	4.875%	9/15/29	58,106	53,672
[3]	Iron Mountain Inc.	5.250%	7/15/30	29,500	27,402
[3]	Iron Mountain Inc.	4.500%	2/15/31	11,180	9,864
[3]	Iron Mountain Inc.	5.625%	7/15/32	7,825	7,228
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	380
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	11,370	8,517
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	17,340	11,627
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	10,325	10,123
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,395
	SBA Communications Corp.	3.125%	2/1/29	10,805	9,410
[3]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,073	51,659
					305,736
Technology (6.9%)
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	74,058	66,714
[3]	Black Knight InfoServ LLC	3.625%	9/1/28	42,838	39,801
	Block Inc.	2.750%	6/1/26	55,353	51,995
	Block Inc.	3.500%	6/1/31	8,280	7,002
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	48,475	49,996
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	23,899	22,534
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	27,159	24,115
[3]	Central Parent LLC / CDK Global II LLC/CDK Financing Co. Inc.	8.000%	6/15/29	14,345	14,752
[3]	Cloud Software Group Inc.	6.500%	3/31/29	10,940	10,375
[3]	Cloud Software Group Inc.	9.000%	9/30/29	10,335	9,957
[3]	Coherent Corp.	5.000%	12/15/29	61,155	56,395
[3]	CommScope Inc.	7.125%	7/1/28	10,080	3,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CommScope Technologies LLC	6.000%	6/15/25	6,315	4,988
[3]	Entegris Inc.	4.375%	4/15/28	61,825	57,642
[3]	Entegris Inc.	4.750%	4/15/29	42,480	40,133
[3]	Entegris Inc.	3.625%	5/1/29	18,735	16,581
[3]	Entegris Inc.	5.950%	6/15/30	16,995	16,553
[3]	Fair Isaac Corp.	4.000%	6/15/28	32,367	29,819
[3]	Gen Digital Inc.	5.000%	4/15/25	107,805	106,546
[3]	Imola Merger Corp.	4.750%	5/15/29	193,617	178,263
[3]	McAfee Corp.	7.375%	2/15/30	63,824	59,190
[3]	MSCI Inc.	4.000%	11/15/29	15,945	14,415
[3]	NCR Atleos Corp.	9.500%	4/1/29	43,510	46,245
	Nokia of America Corp.	6.500%	1/15/28	56,315	55,382
	Nokia of America Corp.	6.450%	3/15/29	88,747	87,809
	Nokia OYJ	6.625%	5/15/39	2,930	2,780
[3]	Open Text Corp.	3.875%	2/15/28	65,222	59,538
[3]	Open Text Corp.	3.875%	12/1/29	37,995	33,297
[3]	Open Text Holdings Inc.	4.125%	2/15/30	58,935	51,780
[3]	Open Text Holdings Inc.	4.125%	12/1/31	21,605	18,539
[3]	Presidio Holdings Inc.	4.875%	2/1/27	76,150	76,024
[3]	Presidio Holdings Inc.	8.250%	2/1/28	10,000	10,110
[3]	PTC Inc.	3.625%	2/15/25	15,330	15,045
[3]	PTC Inc.	4.000%	2/15/28	12,620	11,692
[3,7]	Rocket Software Inc.	9.000%	11/28/28	10,830	10,869
[3]	Seagate HDD Cayman	8.250%	12/15/29	8,056	8,532
[3]	Seagate HDD Cayman	8.500%	7/15/31	6,279	6,692
[3]	SS&C Technologies Inc.	5.500%	9/30/27	139,816	136,046
[3]	UKG Inc.	6.875%	2/1/31	90,845	91,010
	Western Digital Corp.	4.750%	2/15/26	16,371	15,934
	Western Digital Corp.	2.850%	2/1/29	3,105	2,624
[3]	Xerox Holdings Corp.	8.875%	11/30/29	6,330	6,036
					1,627,127
Utilities (2.3%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	31,676	31,567
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	57,552	56,503
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	34,064	33,080
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	35,790	37,215
[3]	Calpine Corp.	4.500%	2/15/28	26,016	24,303
[3]	Calpine Corp.	5.125%	3/15/28	5,884	5,576
[3]	Calpine Corp.	4.625%	2/1/29	6,270	5,760
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	23,996	22,627
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	90,235	76,296
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	19,426	16,094
	FirstEnergy Corp.	4.150%	7/15/27	828	780
[3]	NextEra Energy Operating Partners LP	4.250%	7/15/24	36,874	36,753
[3]	NextEra Energy Operating Partners LP	4.250%	9/15/24	3,532	3,471
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	71,250	66,675
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	14,960	13,941
[3]	NextEra Energy Operating Partners LP	7.250%	1/15/29	33,650	34,117
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,501
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	20,315	19,764
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	13,564	12,365
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	20,767	21,350
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	9,005	8,964
					538,702
Total Corporate Bonds (Cost $21,584,014)					20,665,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (3.1%)
[9]	1011778 B.C. Unlimited Liability Company	0.000%	9/20/30	1,440	1,440
[9]	1011778 BC Unlimited Liability Co. Term Loan B-5, TSFR1M + 2.250%	7.566%	9/20/30	4,838	4,838
[9]	Amer Sports Co. Term Loan, TSFR3M + 3.250%	8.576%	2/17/31	4,235	4,246
[9]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	46,123	47,931
[9]	American Builders & Contractors Supply Co., Inc. Term Loan B, TSFR1M + 2.000%	7.317%	1/31/31	1,940	1,945
[9]	Aramark Services, Inc. Term Loan, TSFR1M + 2.500%	7.941%	6/22/30	1,940	1,938
[9]	Arsenal AIC Parent LLC Term Loabn B TSFR1M + 3.750%	9.066%	8/18/30	8,587	8,641
[9]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.666%	8/19/28	16,150	15,736
[9]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.566%	2/15/29	27,827	27,682
[9]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.669%	5/10/27	25,246	25,072
[9]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	8.166%	6/7/28	20,504	20,501
[9]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.817%	8/18/28	12,823	12,798
[9]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	24,657	24,634
[9]	Cotiviti Corp. Term Loan, TSFR1M + 7.625%	7.625%	5/21/31	1,893	1,876
[9]	Cotiviti Corp. Term Loan, TSFR6M + 3.250%	8.563%	5/21/31	5,892	5,902
[9]	Cushman & Wakefield U.S. Borrower LLC Term Loan, TSFR1M + 3.750%	9.066%	1/31/30	13,651	13,668
[9]	DirecTV Financing LLC Term Loan, TSFR1M + 5.000%	10.430%	8/2/27	1,398	1,404
[9]	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 2.750%	8.068%	1/18/29	52,984	53,075
[9]	Endo Luxembourg Finance Co. Sarl Term Loan B, TSFR3M + 4.500%	9.793%	4/9/31	23,600	23,519
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	8.564%	7/21/28	17,271	17,266
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	8.564%	7/21/28	5,242	5,241
[9]	GTR W Merger Sub LLC Term Loan B, TSFR1M + 3.000%	8.309%	1/31/31	17,830	17,877
[9]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.816%	2/15/31	26,605	26,659
[9]	HUB International Ltd. Term Loan B, TSFR3M + 3.250%	8.567%	6/20/30	36,686	36,863
[9]	IRB Holding Corp. Term Loan B, TSFR3M + 2.750%	8.177%	12/15/27	44,502	44,541
[9]	McAfee LLC Term Loan B, TSFR1M + 3.750%	9.177%	3/1/29	35,769	35,756
[9]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	8.068%	10/23/28	54,885	54,993
[9]	MI Windows and Doors LLC Term Loan, TSFR1M + 3.500%	8.816%	3/28/31	2,215	2,224
[9]	Mileage Plus Holdings LLC Term Loan B, TSFR3M + 5.250%	10.733%	6/21/27	4,827	4,949
[9]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.180%	3/27/29	13,054	13,119
[9]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.500%	7.802%	8/16/30	16,094	16,110
[9]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	9.166%	2/1/28	16,341	16,335
[9]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 2.000%	7.320%	1/25/31	21,183	21,248
[9]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.075%	10/20/27	4,113	4,237
[9]	SS&C Technologies Inc. Term Loan B-5, TSFR1M + 1.750%	7.180%	4/16/25	21,185	21,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	9.309%	9/27/30	5,400	5,396
[9]	Trans Union, LLC Term Loan B-7, TSFR1M + 2.000%	7.316%	12/1/28	26,273	26,289
[9]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 3.250%	8.586%	5/6/31	16,920	16,938
[9]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	10.086%	3/8/32	7,330	7,379
[9]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.076%	2/22/31	3,355	3,358
[9]	Vestis Corp. Term Loan, TSFR3M + 2.250%	7.576%	2/22/31	12,945	12,950
[9]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.750%	9.321%	9/22/28	2,898	2,898
[9]	Wand NewCo 3, Inc. Terem Loan B, TSFR1M +3.750%	9.066%	1/30/31	24,725	24,854
Total Floating Rate Loan Interests (Cost $729,062)					735,508
				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (0.7%)
[10]	Vanguard Market Liquidity Fund	5.394%		1,634,012	163,385
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.8%)
	Bank of America Securities LLC (Dated 4/30/24, Repurchase Value $23,203,000, collateralized by Fannie Mae 2.000%, 1/1/36, Federal Farm Credit Bank 5.515%, 6/2/25, Freddie Mac 3.500%, 12/1/46, Ginnie Mae 7.000%, 11/20/63, and U.S. Treasury Note/Bond 0.875%, 6/30/26, with a value of $23,664,000)	5.320%	5/1/24	23,200	23,200
	Credit Agricole Securities (Dated 4/30/24, Repurchase Value $132,920,000, collateralized by U.S. Treasury Note/Bond 3.500%, 4/30/30, with a value of $135,558,000)	5.310%	5/1/24	132,900	132,900
	JP Morgan Securities LLC (Dated 4/30/24, Repurchase Value $26,004,000, collateralized by U.S. Treasury Bill 0.000%, 3/20/25, and U.S. Treasury Note/Bond 1.750%–4.250%, 2/15/28–2/15/54, with a value of $26,520,000)	5.310%	5/1/24	26,000	26,000
	JP Morgan Securities LLC (Dated 4/30/24, Repurchase Value $26,704,000, collateralized by U.S. Treasury Bill 0.000%,7/5/24–9/12/24, and U.S. Treasury Note/Bond 0.625%–3.875%, 4/30/25–11/30/27, with a value of $27,234,000)	5.310%	5/1/24	26,700	26,700
	RBC Capital Markets LLC (Dated 4/30/24, Repurchase Value $120,818,000, collateralized by Freddie Mac 2.000%–5.500%, 1/1/51–3/1/53, U.S. Treasury Bill 0.000%, 6/13/24– 10/17/24, and U.S. Treasury Note/Bond 4.000%, 1/31/31, with a value of $123,216,000)	5.300%	5/1/24	120,800	120,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Securities (USA) LLC (Dated 4/30/24, Repurchase Value $99,415,000, collateralized by Ginnie Mae 2.500%–7.500%, 3/20/48–2/20/54, with a value of $101,388,000)	5.310%	5/1/24	99,400	99,400
				429,000
Total Temporary Cash Investments (Cost $592,380)				592,385
Total Investments (99.4%) (Cost $24,295,478)				23,366,712
Other Assets and Liabilities—Net (0.6%)				131,991
Net Assets (100%)				23,498,703
Cost is in $000.
1	Securities with a value of $55,712,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $21,482,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $16,599,181,000, representing 70.6% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Face amount denominated in British pounds.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	1,466	297,094	(2,762)
5-Year U.S. Treasury Note	June 2024	5,249	549,792	(9,306)
10-Year U.S. Treasury Note	June 2024	638	68,545	(1,791)
Long U.S. Treasury Bond	June 2024	521	59,296	(2,628)
Ultra 10-Year U.S. Treasury Note	June 2024	1,042	114,848	(3,566)
Ultra Long U.S. Treasury Bond	June 2024	269	32,162	(2,215)
				(22,268)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2024	(357)	(72,348)	496
10-Year U.S. Treasury Note	June 2024	(1,397)	(150,090)	3,446
Euro-Bobl	June 2024	(1,297)	(161,158)	1,898
Euro-Schatz	June 2024	(3,584)	(402,030)	2,187
Long U.S. Treasury Bond	June 2024	(38)	(4,325)	162
Ultra Long U.S. Treasury Bond	June 2024	(8)	(957)	33
				8,222
				(14,046)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	5/31/24	EUR	7,245	USD	7,750	—	(9)
BNP Paribas	5/31/24	USD	78,303	CAD	107,251	357	—
BNP Paribas	5/31/24	USD	729,550	EUR	682,020	800	—
Barclays Bank plc	5/31/24	USD	47,135	GBP	37,919	—	(254)
						1,157	(263)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $10,982,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	572,700	5.000	37,380	685

Credit Protection Purchased
CDX-NA-HY-S42-V1	6/21/29	USD	145,325	(5.000)	(9,485)	596
					27,895	1,281
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,373,410	—	1,373,410
Corporate Bonds	—	20,665,409	—	20,665,409
Floating Rate Loan Interests	—	735,508	—	735,508
Temporary Cash Investments	163,385	429,000	—	592,385
Total	163,385	23,203,327	—	23,366,712
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,222	—	—	8,222
Forward Currency Contracts	—	1,157	—	1,157
Swap Contracts	1,281[1]	—	—	1,281
Total	9,503	1,157	—	10,660
Liabilities
Futures Contracts[1]	22,268	—	—	22,268
Forward Currency Contracts	—	263	—	263
Total	22,268	263	—	22,531
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.